Commitments and contingencies (Details) - Internet data center (IDC) service - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Internet data center (IDC) service related expenses	¥ 2,864,080,000	¥ 2,493,830,000	¥ 1,498,935,000
Future minimum payments under these non-cancelable agreements with initial terms of one year or more
2021	1,496,545,000
2022	709,319,000
2023	457,042,000
2024	412,066,000
2025	301,877,000
2026 and thereafter	1,905,370,000
Total	¥ 5,282,219,000